Share-based compensation - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net proceeds from issuance of shares	€ 81.8	€ 49.0	€ 37.9
Employee Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options expiration period	10 years
Requisite service period	3 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-term incentive bonus plan vesting period	2 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Long-term incentive bonus plan vesting period	3 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum net amount, percentage of annual gross base salary (in percentage)	10.00%
Minimum period for retaining shares or stock option to qualify for bonus	12 months
Percentage of bonus on initial participation amount after minimum period for retaining shares or stock options (in percentage)	20.00%